Housing loans and deposits from customers in the banking business	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Housing loans and deposits from customers in the banking business
12.	Housing loans and deposits from customers in the banking business

(1)	Housing loans in the banking business

Sony acquires and holds certain financial receivables in the normal course of business. The majority of financing receivables held by Sony consists of housing loans in the banking business and no other significant financial receivables exist.

A subsidiary in the banking business monitors the credit quality of housing loans based on the classification set by the financial conditions and the past due status of individual obligors. Past due status is monitored on a daily basis and the aforementioned classification is reviewed on a quarterly basis.

The allowance for the credit losses is established based on the aforementioned classifications and the evaluation of collateral. The amount of housing loans in the banking business and the corresponding allowance for credit losses as of March 31, 2014 were 949,300 million yen and 1,083 million yen, respectively, and as of March 31, 2015 were 1,074,386 million yen and 1,037 million yen, respectively. During the fiscal years ended March 31, 2014 and 2015, charge-offs on housing loans in the banking business and changes in the allowance for credit losses were not significant.

The balance of housing loans placed on nonaccrual status or past due status were not significant as of March 31, 2014 and 2015.

(2)	Deposits from customers in the banking business

All deposits from customers in the banking business within the Financial Services segment are interest bearing deposits. At March 31, 2014 and 2015, the balances of time deposits issued in amounts of 10 million yen or more were 250,965 million yen and 256,391 million yen, respectively. These amounts have been classified as current liabilities due to the ability of the customers to make withdrawals prior to maturity.

At March 31, 2015, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2017	29,535
2018	11,118
2019	5,513
2020	9,512
2021	11,912
Later fiscal years	33,935

Total	101,525